Asset Allocation Fund (Third Prospectus Summary) | Asset Allocation Fund
ASSET ALLOCATION FUND(SM)
INVESTMENT OBJECTIVE
The fund's investment objective is to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses	Asset Allocation Fund Class 3
Management fee	0.30%
Distribution and/or service (12b-1) fees	0.18%
Other expenses	0.01%
Total annual fund operating expenses	0.49%

EXAMPLE
The example below is intended to help you compare the cost of investing in
Class 3 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Asset Allocation Fund Class 3	50	157	274	616

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 43% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2011, the fund was approximately 75%
invested in equity securities, 21% invested in debt securities and 4%
invested in money market instruments. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less).
Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United
States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds."

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.
PRINCIPAL RISKS
THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE GREATER
IF YOU INVEST FOR A SHORTER PERIOD
OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN LOWER RATED BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other securities, which may make them more difficult to value, acquire or sell.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States.

ASSET ALLOCATION -- The fund's percentage allocations to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
INVESTMENT RESULTS
The following information shows how the investment results of the Class 3 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Citigroup Broad Investment-Grade (BIG) Bond Index reflects market sectors and securities in which the fund primarily invests.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
The following information shows how the investment results of the Class 3 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance.
Calendar year total returns.

The fund's highest/lowest quarterly results during this time period were: HIGHEST 12.19% (quarter ended June 30, 2003) LOWEST -16.31% (quarter ended December 31, 2008)
For periods ended December 31, 2011: AVERAGE ANNUAL TOTAL RETURNS
Average Annual Total Returns Asset Allocation Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years		Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 3	ASSET ALLOCATION FUND	1.36%	1.26%	4.45%	[1]	7.61%	Aug. 01, 1989	[1]
S&P 500	S&P 500 (reflects no deduction for sales charges, account fees, expenses or taxes)	2.09%	(0.25%)	2.92%	[1]	8.26%	Aug. 01, 1989	[1]
Barclays Capita U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or taxes)	7.84%	6.50%	5.78%	[1]	7.00%	Aug. 01, 1989	[1]
Citigroup Broad Investment-Grade (BIG) Bond Index	Citigroup Broad Investment-Grade (BIG) Bond Index (reflects no deduction for sales charges, account fees, expenses or taxes)	7.85%	6.69%	5.89%	[1]	7.09%	Aug. 01, 1989	[1]
[1]	Lifetime results are from August 1, 1989, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.